DOCUMENT AND ENTITY INFORMATION Entity	Mar. 13, 2026
Entity Information [Line Items]
Entity Central Index Key	0000046619
Entity Registrant Name	HEICO CORPORATION
Entity Incorporation, State or Country Code	FL
Entity File Number	001-04604
Entity Tax Identification Number	65-0341002
Entity Address, Address Line One	3000 Taft Street
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33021
City Area Code	954
Local Phone Number	987-4000
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $.01 par value per share
Trading Symbol	HEI.A
Security Exchange Name	NYSE
Heico Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	HEI
Security Exchange Name	NYSE